Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 28, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2020	Mar. 21, 2019
NETLease Corporate Real Estate ETF
Account Value [Line Items]
Line Graph and Table Measure Name	NETLease Corporate Real Estate ETF NAV
Account Value	$ 13,054	$ 11,211	$ 12,196	$ 12,821	$ 11,582	$ 10,796	$ 10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 22,966	19,396	14,868	16,107	13,839	10,541	10,000
Fundamental Income Net Lease Real Estate TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Income Net Lease Real Estate TR Index
Account Value	$ 13,574	$ 11,575	$ 12,530	$ 13,091	$ 11,749	$ 10,863	$ 10,000